Prepaid Expenses and Deposits (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Deposits Abstract
Summary of Prepaid Expenses and Deposits

	As of March 31,
	2026	2025
Prepaid directors and officers insurance	$104,260	$122,260
Prepaid Nasdaq fee	54,007	39,750
Prepaid vendor products	48,042	94,062
Prepaid clinical trials	52,596	148,744
Deposits	42,265	47,633
Prepaid software subscription	24,376	40,376
Other	37,031	46,557
Prepaid expenses and deposits	$362,577	$539,382